Subsequent Events	5 Months Ended	9 Months Ended
	Dec. 31, 2019	Sep. 30, 2020
Subsequent Events [Abstract]
Subsequent Events

NOTE 9. SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred up to the date the financial statements were available to be issued. Based upon this review, the Company determined that there have been no events that have occurred that would require adjustments to the disclosures in the financial statements, except as disclosed in Note 1.

8. Subsequent Events

On October 12, 2020, the Company entered into an amendment (the “Amendment”) to the Merger Agreement. Pursuant to the transactions contemplated by the terms of the Merger Agreement, and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into Porch, with Porch surviving the merger in accordance with the Delaware General Corporation Law as a wholly owned subsidiary of the Company. Each capitalized term used and not defined herein shall have the meaning assigned to it in the Merger Agreement.

Pursuant to the Amendment, the Merger Agreement was revised to (i) amend and restate the definition of “Acquisition Amounts” to include any acquisitions completed by Porch prior to the closing of the Merger in which Porch’s common shares are issued as consideration, (ii) amend and restate Section 5.1(b)(ii) of Porch’s Schedules to conform with the change noted in clause (i) and to update the list of potential M&A transactions, (iii) change the Termination Date to January 31, 2021 (subject to extension as set forth in the Merger Agreement) and (iv) amend and restate Exhibit J to the Merger Agreement to reflect the change of the Company’s name to “Porch Group, Inc.” following the completion of the Merger.

For additional information regarding the Amendment, the Merger Agreement and Porch, see the Form 8-K filed by the Company with the SEC on October 12, 2020 and the Form S-4 filed by the Company with the SEC on October 14, 2020.

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were available for issuance require potential adjustment to or disclosure in the financial statements and has concluded that, except as set forth above, all such events that would require recognition or disclosure have been recognized or disclosed.